Exhibit 99.1

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	February 2017
Distribution Date	03/15/17
Transaction Month	50
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 15, 2012
Closing Date:	January 30, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:		$1,532,687,217.90

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%		February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%		December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%		July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%		September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%		September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%		June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$1,636,235.67	0.0100260	$-	-	$1,636,235.67
Class B Notes	$28,350,000.00	1.0000000	$19,798,317.05	0.6983533	$8,551,682.95
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$73,666,235.67	0.0494992	$63,478,317.05	0.0426536	$10,187,918.62

Weighted Avg. Coupon (WAC)	4.30%		4.32%
Weighted Avg. Remaining Maturity (WARM)	15.87		15.10
Pool Receivables Balance	$104,933,125.40		$94,657,582.67
Remaining Number of Receivables	21,968		21,216

Adjusted Pool Balance	$104,319,980.03		$94,132,061.41

III. COLLECTIONS

Principal:
Principal Collections	$10,107,525.36
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$184,647.63
Total Principal Collections	$10,292,172.99

Interest:
Interest Collections	$367,810.63
Late Fees & Other Charges	$40,820.08
Interest on Repurchase Principal	$-
Total Interest Collections	$408,630.71

Collection Account Interest	$2,978.87
Reserve Account Interest	$1,246.62
Servicer Advances	$-

Total Collections	$10,705,029.19

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	February 2017
Distribution Date	03/15/17
Transaction Month	50
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$10,705,029.19
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$10,705,029.19

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$87,444.27	$-	$87,444.27	$87,444.27
	Collection Account Interest					$2,978.87
	Late Fees & Other Charges					$40,820.08
Total due to Servicer						$131,243.22

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$1,022.65		$1,022.65

	Total Class A interest:		$1,022.65		$1,022.65	$1,022.65

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

	Available Funds Remaining:					$10,496,927.07

7.	Regular Principal Distribution Amount:					$10,187,918.62

		Distributable Amount	Paid Amount
	Class A-1 Notes		$-
	Class A-2 Notes		$-
	Class A-3 Notes		$-
	Class A-4 Notes		$1,636,235.67
	Class A Notes Total:	$1,636,235.67	$1,636,235.67
	Class B Notes Total:	$8,551,682.95	$8,551,682.95
	Class C Notes Total:	$-	$-
	Total Noteholders Principal	$10,187,918.62	$10,187,918.62

8.	Required Deposit to Reserve Account			0.00

9.	Trustee Expenses			0.00

10.	Remaining Available Collections Released to Certificateholder			309,008.45

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$613,145.37
Beginning Period Amount	$613,145.37
Current Period Amortization	$87,624.11
Ending Period Required Amount	$525,521.26
Ending Period Amount	$525,521.26
Next Distribution Date Amount	$446,078.84

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	February 2017
Distribution Date	03/15/17
Transaction Month	50
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$30,653,744.36	$30,653,744.36	$30,653,744.36
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	29.38%	32.56%	32.56%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.77%	20,742	96.79%	$91,615,136.64
30 - 60 Days	1.86%	395	2.64%	$2,499,561.10
61 - 90 Days	0.33%	69	0.49%	$465,284.30
91-120 Days	0.05%	10	0.08%	$77,600.63
121 + Days	0.00%	0	0.00%	$-
Total		21,216		$94,657,582.67

Delinquent Receivables 30+ Days Past Due
Current Period	2.23%	474	3.21%	$3,042,446.03
1st Preceding Collection Period	2.51%	551	3.72%	$3,904,975.32
2nd Preceding Collection Period	2.64%	598	3.91%	$4,512,243.34
3rd Preceding Collection Period	2.45%	568	3.49%	$4,414,381.70
Four-Month Average	2.46%		3.58%

Repossession in Current Period		20		$119,976.58
Repossession Inventory		41		$73,667.12

Current Charge-Offs
Gross Principal of Charge-Offs				$168,017.37
Recoveries				$(184,647.63)
Net Loss				$(16,630.26)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.19%

Average Pool Balance for Current Period				$99,795,354.03

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.20%
1st Preceding Collection Period				0.68%
2nd Preceding Collection Period				0.19%
3rd Preceding Collection Period				0.26%
Four-Month Average				0.23%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	25	2,589	$36,206,530.41
Recoveries	27	2,388	$(23,717,489.27)
Net Loss			$12,489,041.14
Cumulative Net Loss as a % of Initial Pool Balance			0.80%

Net Loss for Receivables that have experienced a Net Loss *	16	2,106	$12,675,028.60
Average Net Loss for Receivables that have experienced a Net Loss			$6,018.53

Principal Balance of Extensions			$412,896.73
Number of Extensions			55

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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